Net Trading Income (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Summary of Net Trading Income
Net trading income (loss) for the fiscal years ended March 31, 2025, 2024 and 2023 consisted of the following:

	$		$		$
	For the fiscal year ended March 31,
	2025		2024		2023

	(In millions)
Interest rate		¥(35,575)		¥179,954		¥351,815
Foreign exchange		(188,913)		148,064		317,203
Equity		38,780		26,626		(40,691)
Credit		(2,237)		(4,668)		(3,902)
Others		1,257		(456)		1,618

Total net trading income (loss)		¥(186,688)		¥349,520		¥626,043